OTHER LONG-TERM ASSETS - Schedule of Other Long Term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 46	$ 37
Long-term receivables	56	110
Due from related parties	9	9
Intangibles	5	7
Other	18	21
Other long-term assets, net	$ 134	$ 184